Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table presents “Compensation Actually Paid” to the Principal Executive Officer (“PEO”) and the “Average Compensation Actually Paid” to the Non-PEO NEOs in 2022, 2021 and 2020, as calculated pursuant to recently adopted SEC rules.

Year (1)	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)[2]	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions $)	Annual Growth in Compensation Value per Share(4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
2022	7,191,754	23,147,640	3,169,569	7,992,051	127.17	151.65	792.8	23.9%
2021	7,185,569	4,639,595	2,906,827	2,095,752	91.08	127.58	(275.4)	-1.2%
2020	7,170,628	13,792,568	3,966,751	6,747,315	89.81	106.96	708.7	24.0%

(1)	The PEO and Non-PEO NEOs for the applicable years were as follows:

2022: Mr. Rountree served as PEO and Messrs. Caffrey, Campbell, Seelig and Ms. Hildreth served as Non-PEO NEOs

2021: Mr. Rountree served as PEO and Messrs. Bazos, Campbell, Seelig and Ms. Hildreth served as Non-PEO NEOs

2020: Mr. Rountree served as PEO and Messrs. Bazos, Campbell, Seelig and Palmer served as Non-PEO NEOs

(2)	The amounts reported as “Compensation Actually Paid” to our PEO and “Average Compensation Actually Paid” to our Non-PEO NEOs in each of 2022, 2021 and 2020 represent the respective amounts as determined in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to our PEO or Non-PEO NEOs during the applicable year. The Summary Compensation Table totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs

Summary compensation table total	7,191,754	3,169,569	7,185,569	2,906,827	7,170,628	3,966,751

Less: Value Reported in the SCT of Stock Awards Granted in the Covered Year	(5,604,282)	(1,686,474)	(6,478,434)	(2,039,507)	(5,788,476)	(2,599,455)

Plus: Year-end Value for Stock Awards Granted in the Covered Year	11,461,473	3,449,054	4,107,645	1,293,148	8,110,746	3,642,326

Change in Fair Value of Unvested Stock Awards from Prior Years that Remain Unvested	9,901,354	3,003,988	(1,500,285)	(528,501)	4,311,657	1,742,497

Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Year	197,341	55,912	1,325,100	463,785	(11,987)	(4,804)

Compensation Actually Paid	23,147,640	7,992,051	4,639,595	2,095,752	13,792,568	6,747,315

(3)	Peer Group Total Shareholder Return reflects the S&P 500 Property & Casualty Insurance Index as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount had been invested on December 31, 2019.

(4)	CVPS is the average of growth in adjusted book value per share (ABVPS) and growth in intrinsic value per share, which is the ABVPS including franchise value step-ups to reflect the fair value of certain entities carried at book value. See Annex A for a reconciliation of growth in ABVPS and growth in intrinsic value per share.

Company Selected Measure Name	Annual Growth in Compensation Value per Share
Named Executive Officers, Footnote [Text Block]
(1)	The PEO and Non-PEO NEOs for the applicable years were as follows:

2022: Mr. Rountree served as PEO and Messrs. Caffrey, Campbell, Seelig and Ms. Hildreth served as Non-PEO NEOs

2021: Mr. Rountree served as PEO and Messrs. Bazos, Campbell, Seelig and Ms. Hildreth served as Non-PEO NEOs

2020: Mr. Rountree served as PEO and Messrs. Bazos, Campbell, Seelig and Palmer served as Non-PEO NEOs

Peer Group Issuers, Footnote [Text Block]
(3)	Peer Group Total Shareholder Return reflects the S&P 500 Property & Casualty Insurance Index as reflected in our Annual Report on the Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2022. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount had been invested on December 31, 2019.

PEO Total Compensation Amount	$ 7,191,754	$ 7,185,569	$ 7,170,628
PEO Actually Paid Compensation Amount	$ 23,147,640	4,639,595	13,792,568
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts reported as “Compensation Actually Paid” to our PEO and “Average Compensation Actually Paid” to our Non-PEO NEOs in each of 2022, 2021 and 2020 represent the respective amounts as determined in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to our PEO or Non-PEO NEOs during the applicable year. The Summary Compensation Table totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs

Summary compensation table total	7,191,754	3,169,569	7,185,569	2,906,827	7,170,628	3,966,751

Less: Value Reported in the SCT of Stock Awards Granted in the Covered Year	(5,604,282)	(1,686,474)	(6,478,434)	(2,039,507)	(5,788,476)	(2,599,455)

Plus: Year-end Value for Stock Awards Granted in the Covered Year	11,461,473	3,449,054	4,107,645	1,293,148	8,110,746	3,642,326

Change in Fair Value of Unvested Stock Awards from Prior Years that Remain Unvested	9,901,354	3,003,988	(1,500,285)	(528,501)	4,311,657	1,742,497

Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Year	197,341	55,912	1,325,100	463,785	(11,987)	(4,804)

Compensation Actually Paid	23,147,640	7,992,051	4,639,595	2,095,752	13,792,568	6,747,315

Non-PEO NEO Average Total Compensation Amount	$ 3,169,569	2,906,827	3,966,751
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,992,051	2,095,752	6,747,315
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The amounts reported as “Compensation Actually Paid” to our PEO and “Average Compensation Actually Paid” to our Non-PEO NEOs in each of 2022, 2021 and 2020 represent the respective amounts as determined in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to our PEO or Non-PEO NEOs during the applicable year. The Summary Compensation Table totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”:

	2022		2021		2020
	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs	PEO	Average for Non-PEO NEOs

Summary compensation table total	7,191,754	3,169,569	7,185,569	2,906,827	7,170,628	3,966,751

Less: Value Reported in the SCT of Stock Awards Granted in the Covered Year	(5,604,282)	(1,686,474)	(6,478,434)	(2,039,507)	(5,788,476)	(2,599,455)

Plus: Year-end Value for Stock Awards Granted in the Covered Year	11,461,473	3,449,054	4,107,645	1,293,148	8,110,746	3,642,326

Change in Fair Value of Unvested Stock Awards from Prior Years that Remain Unvested	9,901,354	3,003,988	(1,500,285)	(528,501)	4,311,657	1,742,497

Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Year	197,341	55,912	1,325,100	463,785	(11,987)	(4,804)

Compensation Actually Paid	23,147,640	7,992,051	4,639,595	2,095,752	13,792,568	6,747,315

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Pay and Performance

In 2022, strong growth in CVPS positively correlated with growth in compensation actually paid for the following reasons. Based on the Company’s performance of 23.9% growth in CVPS in 2022, the PEO and NEOs received bonuses of 200% of target for 2022. During 2022, the fair value of all performance shares included in the calculation of Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs increased significantly as (1) the level of growth in CVPS resulted in higher projected payout percentages on all outstanding performance cycles and (2) the Company’s share price increased by 39.5% during 2022. The fair value of all restricted shares outstanding used in the calculation of Compensation Actually Paid to the PEO and Average Compensation Actually Paid to the non-PEO NEOs also increased in 2022 as a direct result of the 39.5% increase in the Company’s share price during the year. The increase in the Company’s net income also positively correlated with growth in compensation actually paid as net income drove the increase in CVPS. The Company’s TSR also positively correlated with the level of compensation actually paid, though not as much as growth in CVPS, as the increase in share price partially accounted for the increase in value in outstanding performance share and restricted shares.

In 2021, negative growth in CVPS correlated with a decrease in compensation actually paid. For 2021, the PEO and NEOs received no bonuses and projected payout percentages on outstanding performance share decreased from the prior year end. The decrease in the Company’s net income also correlated with the decrease in compensation actually paid as the net loss drove the decrease in CVPS. The Company’s TSR of 1.4% somewhat correlated with the lower level of compensation actually paid. The small increase in the value of each restricted share and performance share outstanding was more than offset by the reduction in the projected payout percentages on all outstanding performance share cycles due to the negative growth in CVPS.

In 2020, strong growth in CVPS correlated with growth in compensation actually paid. For 2020, the PEO and NEOs received bonuses of 200% of target and projected payout percentages on outstanding performance share cycles increased during the year. The increase in the Company’s net income also positively correlated with growth in compensation actually paid as net income drove the increase in CVPS. The Company’s TSR was not correlated with the level of compensation actually paid, as the decrease in share price was more than offset by the increase in the projected payout percentages on all outstanding performance share cycles due to the growth in CVPS.

The following chart provides a graphical representation of the Company’s three-year cumulative TSR versus our industry peer group, the S&P 500 Property & Casualty Insurance Index.

Tabular List [Table Text Block]

Financial Performance Measures

As described in more detail in “Compensation Discussion & Analysis” beginning on page 29, our approach to executive compensation is designed with the primary goal of creating superior growth in our values per share over long periods of time. We believe that this goal is best pursued by utilizing a pay-for-performance program that closely aligns the financial interests of management with those of our shareholders while rewarding appropriate risk taking. We accomplish this by emphasizing variable long-term compensation, the value of which is tied to performance over a number of years rather than fixed entitlements (such as base salary, pensions, and employee benefits). Annual growth in CVPS determines the level of payout under our formulaic annual bonus program, and annual growth in CVPS over the three-year performance cycle determines the number of shares earned from each grant of performance shares. The market value of our shares is not included as a direct measure of performance, but it determines the ultimate value of earned performance and restricted share awards. The most important financial measure used by the Company to link compensation actually paid (as defined by SEC rules) to the Company’s NEOs for 2022 to the Company’s performance is Growth in CVPS.

Total Shareholder Return Amount	$ 127.17	91.08	89.81
Peer Group Total Shareholder Return Amount	151.65	127.58	106.96
Net Income (Loss)	$ 792,800,000	$ (275,400,000)	$ 708,700,000
Company Selected Measure Amount	23.9	(1.2)	24
PEO Name	Mr. Rountree	Mr. Rountree	Mr. Rountree
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(4)	CVPS is the average of growth in adjusted book value per share (ABVPS) and growth in intrinsic value per share, which is the ABVPS including franchise value step-ups to reflect the fair value of certain entities carried at book value. See Annex A for a reconciliation of growth in ABVPS and growth in intrinsic value per share.

PEO [Member] | Summary compensation table of Stock Award Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,604,282)	$ (6,478,434)	$ (5,788,476)
PEO [Member] | Year-end Value for Stock Award Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,461,473	4,107,645	8,110,746
PEO [Member] | Change in Fair Value of Unvested Stock Awards prior Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,901,354	(1,500,285)	4,311,657
PEO [Member] | Change in Fair Value of Stock Awards from Prior Year that Vested in Covered Year [Member].
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	197,341	1,325,100	(11,987)
Non-PEO NEO [Member] | Summary compensation table of Stock Award Granted in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,686,474)	(2,039,507)	(2,599,455)
Non-PEO NEO [Member] | Year-end Value for Stock Award Granted in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,449,054	1,293,148	3,642,326
Non-PEO NEO [Member] | Change in Fair Value of Unvested Stock Awards prior Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,003,988	(528,501)	1,742,497
Non-PEO NEO [Member] | Change in Fair Value of Stock Awards from Prior Year that Vested in Covered Year [Member].
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 55,912	$ 463,785	$ (4,804)